Schedule II - Valuation and Qualifying Accounts (Notes)	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

	Balance at Beginning of Year	Charged to Expense	Acquisitions and Other	Balance at End of Year
	(in thousands)
TAX VALUATION ALLOWANCE:
Year ended December 31, 2016	$205,152	$13,797	$1,662	$220,611
Year ended December 31, 2015	174,761	43,782	(13,391)	205,152
Year ended December 31, 2014	151,455	19,754	3,552	174,761